SCHEDULE OF PROVISION FOR INCOME TAXES PROVISIONS (BENEFITS) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current tax on profits for the year			$ 220,570
Total Current Tax Expense			220,570
(Increase) decrease in deferred tax assets			29,240	(29,230)
Decrease in deferred tax liabilities			(1,313,406)	(99,622)
Total Deferred Tax Expense			(1,284,166)	(128,852)
(Benefit from) Provision for Income Taxes	$ (324,666)	$ (24,238)	(1,063,596)	$ (128,852)	[1]
Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense			220,570
Total Deferred Tax Expense			(1,135,678)
Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense			(124,478)
State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense			(24,010)
INDONESIA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense			(29,039)
Total Deferred Tax Expense			(145,289)
(Benefit from) Provision for Income Taxes			(174,328)
INDONESIA [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense			(29,039)
Total Deferred Tax Expense			(145,289)
INDONESIA [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
INDONESIA [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
NEW ZEALAND [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense			6,050
Total Deferred Tax Expense			(54,100)
(Benefit from) Provision for Income Taxes			(48,050)
NEW ZEALAND [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense			6,050
Total Deferred Tax Expense			(54,100)
NEW ZEALAND [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
NEW ZEALAND [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SINGAPORE [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense			29,503
(Benefit from) Provision for Income Taxes			29,503
SINGAPORE [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense			29,503
SINGAPORE [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SINGAPORE [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SOUTH AFRICA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense			46,129
Total Deferred Tax Expense			(607,462)
(Benefit from) Provision for Income Taxes			(561,333)
SOUTH AFRICA [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense			46,129
Total Deferred Tax Expense			(607,462)
SOUTH AFRICA [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SOUTH AFRICA [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
UK [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense			197,430
Total Deferred Tax Expense			(358,330)
(Benefit from) Provision for Income Taxes			(160,900)
UK [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense			197,430
Total Deferred Tax Expense			(358,330)
UK [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
UK [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
USA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense			(148,488)
(Benefit from) Provision for Income Taxes			(148,488)
USA [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense
USA [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense			(124,478)
USA [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense			$ (24,010)

[1]	Restatement details in Note 2